Financial Expenses, Net	6 Months Ended
Jun. 30, 2024
Financial Expenses, Net [Abstract]
Financial expenses, net

Note 11. Financial expenses, net

	Six months ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Financial income:
Interest on deposits	5,470	3,187
Foreign currency translation differences	245	755
Marketable securities	2,879	699
Other	7	355

Total Financial income	8,601	4,996

Financial expenses:
Remeasurement of liability instruments	(120,419)	(78,953)
Bank charges	(72)	(158)
Changes in exchange rates	(1,167)	(631)
Other	(21)	(80)

Total Financial expenses	(121,679)	(79,822)

	(113,078)	(74,826)